Employee benefits plans - Disclosure of contributions by the company (Details) - Suzano Prev - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employer Contributions [Line Items]
Defined Contribution Plan, Employee Contributions, Maximum Percentage of Salary	12.00%
Employer contributions	R$ 24,287	R$ 21,719
Nominal salary greater than 10 URS
Employer Contributions [Line Items]
Defined Contribution Plan, Annual Contributions Per Employee, Percent	0.50%
Nominal salary greater than 10 URS | Bottom of range [member]
Employer Contributions [Line Items]
Defined Contribution Plan, Annual Contributions Per Employee, Percent	1.00%
Nominal salary greater than 10 URS | Top of range
Employer Contributions [Line Items]
Defined Contribution Plan, Annual Contributions Per Employee, Percent	6.00%
Nominal salary less than 10 URS | Bottom of range [member]
Employer Contributions [Line Items]
Defined Contribution Plan, Annual Contributions Per Employee, Percent	0.50%
Defined Contribution Plan, Annual Contributions by the Company Per Employee, Percent	0.50%
Nominal salary less than 10 URS | Top of range
Employer Contributions [Line Items]
Defined Contribution Plan, Annual Contributions Per Employee, Percent	1.00%